TAXATION	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXATION
20. TAXATION
(a) Value added tax (“VAT”) and surcharges
The Group is subject to statutory VAT rate of 9% since April 1, 2019 for revenues from sales of agricultural products, and 13% since April 1,2019 for sales of other products, respectively, in the PRC. The Group is exempted from VAT for revenues from sales of vegetables and contraceptives.
The Group is subject to VAT at the rate of 9% since April 1, 2019 for the logistics services and 6% for revenues from other services.
(b) Income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 8.25% profit tax on the first HKD2 million taxable income and 16.5% profit tax on the remaining taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
China
On March 16, 2007, the National People’s Congress of PRC enacted a new Enterprise Income Tax Law (“new EIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax at a uniform rate of 25%. The new EIT law became effective on January 1, 2008. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply
for the HNTE certificate when the prior certificate expires.
Jixiang obtained its HNTE certificate on December 16, 2021 and was eligible to enjoy a preferential tax rate of 15% from 2021 to 2023 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority.
The Group’s other PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.
According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2008 onwards, enterprises engaging in research and development activities are entitled to claim 150% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 50% of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities. Effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their qualified research and development expenses so incurred as tax deductible expenses. The additional deduction of 75% of qualified research and development expenses can be directly claimed in the annual EIT filing.

Withholding tax on undistributed dividends
The new EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “actual management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “actual management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.
The new EIT law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the foreign investor owns directly at least 25% of the shares of the FIE and if Hong Kong company is a beneficial owner of the dividend. The State Taxation Administration (“SAT”) further promulgated SAT Public Notice [2018] No.9 regarding the assessment criteria on beneficial owner status.
As of December 31, 2021 and 2022, the Group does not have any plan to require its PRC subsidiaries to distribute their retained earnings and intends to retain them to operate and expand its business in the PRC. Accordingly, no deferred income tax liabilities on withholding tax were provided as of December 31, 2021 and 2022.

Composition of income tax
The components of (loss)/income before tax are as follow:

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
(Loss)/income before tax
(Loss)/income from PRC entities	(5,399)	244,163	(113,848)
(Loss)/Income from overseas entities	(103,161)	(35,141)	7,300

Total (loss)/income before tax	(108,560)	209,022	(106,548)

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB

Current income tax expense	10,458	17,803	9,866
Deferred income tax expense	28,840	42,698	14,925

Total income tax expense	39,298	60,501	24,791

Reconciliation of the differences between statutory tax rate and the effective tax rate
Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group:

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
PRC Statutory income tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	-9%	5%	-10%
The effect of change in the tax rate of subsidiaries	0%	0%	4%
Non-deductible expenses	-1%	1%	-1%
Additional deduction for research and development expenditures	48%	-6%	8%
Share-based compensation	-23%	4%	-4%
Non-taxable income	0%	-2%	1%
Permanent book-tax differences	7%	4%	-3%
Change in valuation allowance (1)	-83%	-2%	-43%

Effective tax rates	-36%	29%	-23%

(1)	Included the impact of the valuation allowance decrease due to disposal of subsidiaries and tax losses forfeiture in 2022.

(c) Deferred tax assets and deferred tax liabilities
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	108,667	130,370
Deferred membership program revenue	212	31
Refund payable to members	172	6
Inventory write-downs	1,749	1,348
Allowance for credit losses	2,813	7,717
Gain or loss from changes in fair values	—	1,142
Others	1,021	69
Less: valuation allowance	(96,489)	(140,189)

Total deferred tax assets	18,145	494

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax liabilities
Gain or loss from changes in fair values	2,572	—
Others	648	494

Total deferred tax liabilities	3,220	494

The Group offsets deferred tax assets and deferred tax liabilities relating to income taxes levied by the same tax authority on same tax payee, and presents the net amount of deferred tax assets and deferred tax liabilities on its consolidated balance sheets. The net deferred tax assets were RMB

17,497 and nil as of December 31, 2021 and 2022, respectively, and the net deferred tax liabilities were RMB 2,572 and nil as of December 31, 2021 and 2022, respectively.

Movement of valuation allowance

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
Balance at beginning of the year	(65,225)	(156,150)	(96,489)
Changes of valuation allowance (1)	(90,925)	59,661	(43,700)

Balance at end of the year	(156,150)	(96,489)	(140,189)

(1)
Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination as of December 31, 2021 and 2022, the Group evaluates a variety of factors supporting the utilization of carry-forwards through a forecast of future taxable profits for each impacted entity within a specific tax jurisdiction, including: the Group’s entities’ operating history and forecast, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2020 and 2021, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.

As of December 31, 2022, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2023	484
2024	284,447
2025	202,548
2026	20,002
2027	194,021

701,502

As of December 31, 2022, the Group had tax losses carry forwards of approximately RMB 701,502 which mainly arose from its subsidiaries, consolidated VIEs and VIEs’ subsidiaries established in the PRC. The tax losses carry forwards from PRC entities will expire during the period from 2023 to 2027.